Investors [Member] Performance Management - Investor - Harding Loevner Frontier Emerging Markets Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Portfolio Performance
Performance Narrative [Text Block]
The following bar chart shows how the investment results of the Portfolio’s Investor Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Investor Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Investor Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435‑8105.

Performance Past Does Not Indicate Future [Text]	How the Investor Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Portfolio’s Investor Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Investor Class shares compare with a broad measure of market performance.
Bar Chart [Heading]	Frontier Emerging Markets Portfolio – Investor Class
Bar Chart Closing [Text Block]	The best calendar quarter return during the period shown above was 20.48% in the second quarter of 2020; the worst was ‑32.08% in the first quarter of 2020.
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After‑tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.hardingloevnerfunds.com
Performance Availability Phone [Text]	(877) 435‑8105
Investor
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best calendar quarter return
Highest Quarterly Return	20.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the worst
Lowest Quarterly Return	(32.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020